Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 70% - Class A
Bar Chart Table:
Annual Return 2013	19.75%
Annual Return 2014	5.29%
Annual Return 2015	(0.87%)
Annual Return 2016	6.76%
Annual Return 2017	18.35%
Annual Return 2018	(7.98%)
Annual Return 2019	22.45%
Annual Return 2020	16.84%
Annual Return 2021	13.62%
Annual Return 2022	(17.13%)